UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319
______________________________________________

Fort Dearborn Income Securities, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce G. Leto, Esq. Stradley Ronon Stevens & Young LLP 2600 One Commerce Square Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments

Fort Dearborn Income Securities, Inc.
Porfolio of investments — December 31, 2006 (unaudited)
	Face
	amount	Value

Bonds — 96.62%
US bonds — 90.36%
US corporate bonds — 56.00%
Allergan, Inc.
5.750%, due 04/01/16	$2,370,000	$2,396,847
American General Finance Corp.
5.375%, due 10/01/12	370,000	368,974
AT&T Corp. (1)
8.000%, due 11/15/31	860,000	1,066,983
AT&T, Inc.
6.450%, due 06/15/34	995,000	1,009,752
Bank of America Corp., 144A
5.420%, due 03/15/17	1,900,000	1,885,284
Bank One Corp.
7.875%, due 08/01/10	815,000	884,039
BellSouth Corp.
6.550%, due 06/15/34	1,015,000	1,040,500
Bristol-Myers Squibb Co.
5.875%, due 11/15/36	850,000	836,424
Burlington Northern Santa Fe Corp.
6.875%, due 12/01/27	120,000	132,102
7.082%, due 05/13/29	740,000	836,793
C.S. First Boston USA, Inc.
6.500%, due 01/15/12	1,105,000	1,161,278
Capital One Financial Corp.
5.500%, due 06/01/15	1,405,000	1,404,032
Cisco Systems, Inc.
5.500%, due 02/22/16	400,000	400,255
CIT Group, Inc.
7.750%, due 04/02/12	140,000	154,351
Citigroup, Inc.
5.000%, due 09/15/14	1,882,000	1,837,579
5.625%, due 08/27/12	815,000	826,792
Citizens Communications Co.
9.000%, due 08/15/31	585,000	634,725
Comcast Corp.
7.050%, due 03/15/33	1,300,000	1,390,089
Coors Brewing Co.
6.375%, due 05/15/12	350,000	362,185
CRH America, Inc.
6.000%, due 09/30/16	700,000	706,576
DaimlerChrysler N.A. Holding Corp.
8.500%, due 01/18/31	845,000	1,005,916
Devon Financing Corp. ULC
7.875%, due 09/30/31	1,460,000	1,756,564
Dominion Resources, Inc., Series B
5.950%, due 06/15/35	495,000	486,649
DTE Energy Co.
6.350%, due 06/01/16	705,000	732,344
Duke Capital LLC
5.668%, due 08/15/14	345,000	344,066
EOP Operating LP
7.250%, due 06/15/28	700,000	767,123
Erac USA Finance Co., 144A
8.000%, due 01/15/11	1,065,000	1,161,397
Exelon Generation Co. LLC
5.350%, due 01/15/14	1,015,000	994,183
Ford Motor Credit Co.
5.800%, due 01/12/09	6,090,000	5,979,424
Fortune Brands, Inc.
5.375%, due 01/15/16	1,090,000	1,033,548
General Electric Capital Corp.
6.000%, due 06/15/12	1,730,000	1,790,846
6.750%, due 03/15/32	1,150,000	1,317,070
General Motors Acceptance Corp.
6.875%, due 09/15/11	2,340,000	2,400,133
Goldman Sachs Group, Inc.
6.125%, due 02/15/33	440,000	448,344
6.875%, due 01/15/11	1,685,000	1,783,692
HSBC Bank USA N.A.
5.625%, due 08/15/35	855,000	823,777

	Face
	amount	Value

US corporate bonds — (continued)
HSBC Finance Corp.
6.750%, due 05/15/11	$1,165,000	$1,232,966
ICI Wilmington, Inc.
5.625%, due 12/01/13	850,000	839,279
Johnson Controls, Inc.
5.500%, due 01/15/16	700,000	686,344
JPMorgan Chase & Co.
6.750%, due 02/01/11	955,000	1,004,001
Kinder Morgan Energy Partners LP
5.125%, due 11/15/14	580,000	552,391
5.800%, due 03/15/35	1,080,000	981,438
Kraft Foods, Inc.
5.625%, due 11/01/11	760,000	768,078
Kroger Co.
7.500%, due 04/01/31	650,000	729,552
Lockheed Martin Corp., Series B
6.150%, due 09/01/36	505,000	530,573
MBNA Corp.
7.500%, due 03/15/12	550,000	602,467
Merck & Co., Inc.
6.400%, due 03/01/28	520,000	555,717
Metlife, Inc.
6.400%, due 12/15/36	210,000	210,967
Morgan Stanley
6.750%, due 04/15/11	1,675,000	1,770,428
7.250%, due 04/01/32	355,000	416,940
National City Bank
4.625%, due 05/01/13	360,000	346,774
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	945,000	1,228,089
News America, Inc.
6.200%, due 12/15/34	810,000	781,824
Norfolk Southern Corp.
5.257%, due 09/17/14	245,000	242,783
Northrop Grumman Corp.
7.125%, due 02/15/11	425,000	453,330
Occidental Petroleum Corp.
8.450%, due 02/15/29	265,000	347,845
Pacific Gas & Electric Co.
6.050%, due 03/01/34	540,000	544,631
Pitney Bowes, Inc.
4.625%, due 10/01/12	300,000	288,989
PPL Energy Supply LLC
6.000%, due 12/15/36	370,000	356,800
Progressive Corp.
6.250%, due 12/01/32	275,000	291,850
Prologis REIT
5.625%, due 11/15/15	825,000	820,934
PSEG Power LLC
8.625%, due 04/15/31	695,000	887,749
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	590,000	614,338
Residential Capital Corp.
6.875%, due 06/30/15	660,000	684,213
Safeway, Inc.
7.250%, due 02/01/31	645,000	700,102
Simon Property Group LP, REIT
5.375%, due 06/01/11	300,000	300,035
SLM Corp.
5.125%, due 08/27/12	115,000	112,998
Sprint Capital Corp.
8.750%, due 03/15/32	1,330,000	1,600,803
Target Corp.
7.000%, due 07/15/31	305,000	352,775
Teva Pharmaceutical Finance LLC
5.550%, due 02/01/16	430,000	420,465
Time Warner, Inc.
7.625%, due 04/15/31	695,000	776,427
Travelers Property Casualty Corp.
6.375%, due 03/15/33	350,000	368,620
TXU Energy Co. LLC
7.000%, due 03/15/13	800,000	837,086

	Face
	amount	Value

US corporate bonds — (concluded)
US Bank N.A.
6.375%, due 08/01/11	$500,000	$521,946
Union Pacific Corp.
6.650%, due 01/15/11	470,000	491,212
Valero Energy Corp.
7.500%, due 04/15/32	875,000	998,289
Verizon New York, Inc., Series B
7.375%, due 04/01/32	1,085,000	1,120,276
Wachovia Bank N.A.
7.800%, due 08/18/10	1,620,000	1,742,556
Washington Mutual Bank
6.750%, due 05/20/36	500,000	536,930
Washington Mutual Preferred Funding Delaware, 144A (2)(3)
6.534%, due 03/15/11	2,100,000	2,075,850
WellPoint, Inc.
5.850%, due 01/15/36	1,075,000	1,044,304
Wells Fargo Bank N.A.
5.950%, due 08/26/36	1,380,000	1,412,347
Weyerhaeuser Co.
7.375%, due 03/15/32	665,000	694,144
Wyeth
5.500%, due 03/15/13	700,000	704,529

Total US corporate bonds (cost $75,252,020)		77,743,620

Asset-backed securities — 3.57%
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	50,980	51,010
Conseco Finance Securitizations Corp., 00-5, Class A5
7.700%, due 02/01/32	1,070,421	1,068,795
CPL Transition Funding LLC, 02-1, Class A5
6.250%, due 01/15/17	3,000,000	3,214,628
Small Business Administration, 04-P10B, Class 1
4.754%, due 08/10/14	636,708	619,721

Total asset-backed securities (cost $4,999,157)		4,954,154

Mortgage & agency debt securities — 10.11%
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	107,311	107,424
Federal Home Loan Mortgage Corp.
5.000%, due 01/30/14	30,000	29,873
Federal Home Loan Mortgage Corp., Gold
5.500%, due 10/01/19	669,327	669,445
6.500%, due 02/01/17	196,113	200,683
Federal National Mortgage Association
4.250%, due 08/15/10	1,380,000	1,349,505
4.375%, due 03/15/13	415,000	401,715
5.500%, due 03/01/33	432,309	427,991
5.500%, due 09/01/34	2,064,751	2,042,615
5.500%, due 11/01/34	357,666	353,832
6.000%, due 06/01/23	194,133	196,569
6.000%, due 11/01/28	280,568	284,102
6.070%, due 05/12/16	190,000	191,246
6.250%, due 02/01/11	1,370,000	1,427,729
6.625%, due 11/15/30	1,500,000	1,789,947
7.000%, due 03/01/31	128,477	132,646
Federal National Mortgage Association Grantor Trust, 02-T19, Class A1
6.500%, due 07/25/42	417,996	426,664
Federal National Mortgage Association, 93-106, Class Z, REMIC
7.000%, due 06/25/13	44,098	45,462
Government National Mortgage Association
6.500%, due 05/15/29	91,057	93,652
GSR Mortgage Loan Trust, 06-2F, Class 3A4
6.000%, due 02/25/36	1,300,000	1,288,137
Residential Funding Mortgage Securitization I, 06-S6, Class M2
6.000%, due 07/25/36	1,295,933	1,267,989
Wells Fargo Mortgage Backed Securities Trust, 03-18, Class A2
5.250%, due 12/25/33	1,354,318	1,307,086

Total mortgage & agency debt securities (cost $14,181,407)		14,034,312

	Face
	amount	Value

Municipal notes and bonds — 3.61%
Illinois State Taxable Pension
5.100%, due 06/01/33	$2,350,000	$2,249,467
New Jersey Economic Development Authority, Series B
3.183%, due 02/15/18 (4)	5,000,000	2,760,250

Total municipal notes and bonds (cost $4,358,174)		5,009,717

US government obligations — 17.07%
US Treasury Bonds
4.500%, due 02/15/36	5,535,000	5,263,442
6.250%, due 08/15/23	190,000	218,693
8.125%, due 08/15/21	190,000	253,576
US Treasury Inflation Indexed Bonds (TIPS)
2.000%, due 07/15/14	315,986	306,691
2.000%, due 01/15/26	1,892,141	1,779,500
US Treasury Notes
3.500%, due 05/31/07	1,970,000	1,957,918
4.625%, due 10/31/11	430,000	428,438
4.875%, due 08/31/08	3,105,000	3,104,758
4.875%, due 10/31/08	3,265,000	3,266,531
5.125%, due 06/30/11	930,000	945,694
US Treasury Strips
1.858%, due 08/15/26 (4)	16,160,000	6,178,954

Total US government obligation (cost $23,216,532)		23,704,195

Total US bonds (cost $122,007,290)		125,445,998

International bonds — 6.26%
International corporate bonds — 5.91%
Canada — 1.20%
Anadarko Finance Co., Series B
6.750%, due 05/01/11	325,000	340,670
Bombardier, Inc., 144A
6.750%, due 05/01/12	1,020,000	999,600
Canadian National Railway Co.
6.900%, due 07/15/28	285,000	324,213

		1,664,483

Cayman Islands — 2.51%
Augusta Funding Ltd. VI
7.375%, due 04/15/13	2,360,372	2,471,752
Transocean, Inc.
7.500%, due 04/15/31	900,000	1,018,628

		3,490,380

Luxembourg — 1.03%
Telecom Italia Capital S.A.
6.375%, due 11/15/33	1,520,000	1,436,138

United Kingdom — 1.17%
Abbey National PLC
7.950%, due 10/26/29	750,000	949,651
SABMiller PLC, 144A
6.500%, due 07/01/16	650,000	678,032

		1,627,683

Total international corporate bonds (cost $7,907,762)		8,218,684

Sovereign/supranational bond — 0.35%
Pemex Project Funding Master Trust
8.000%, due 11/15/11 (cost $466,560)	440,000	485,100

Total international bonds (cost $8,374,322)		8,703,784

Total bonds (cost $130,381,612)		134,149,782

	Shares	Value

Short-term investment (5) — 2.31%
Other — 2.31%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, yield of
5.35%, (6) (Cost $3,199,150)	3,199,150	$3,199,150

Total investments (7) (cost $133,580,762) — 98.93%		137,348,932
Cash and other assets, less liabilities — 1.07%		1,491,480

Net assets — 100.00%		$138,840,412

Notes to schedule of investments
Aggregate cost for federal income tax purposes which was substantially the same for book purposes, was $133,580,762; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,619,494
Gross unrealized depreciation	(851,324)

Net unrealized appreciation	$3,768,170

(1)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed as of December 31, 2006. Maturity date disclosed is the ultimate maturity date.
(2)	Floating rate securities — The interest rates shown are the current rates as of December 31, 2006.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Rates shown reflects annualized yield at December 31, 2006 on zero coupon bonds.
(5)	Security is issued by a fund that is advised by a related entity of UBS Global Asset Management (Americas) Inc., Fort Dearborn Income Securities, Inc.’s advisor.
(6)	Interest rate reflects yield at December 31, 2006.
(7)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the value of these securities amounted to $6,800,163 or 4.90% of net assets.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
Strips	Bonds that can be subdivided into a series of zero-coupon bonds.
TIPS	Treasury Inflation Protected Security. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation Protected Securities (“TIPS”), which are securities issued by the US Treasury. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

1)    Transactions with affiliates
The Fund invests in shares of UBS Supplementary Trust — U.S. Cash Management Prime Fund (“Supplementary Trust”). The Supplementary Trust is managed by UBS Global Asset Management (Americas), Inc. (the “Advisor”) and is offered as a cash management option only as a business trust to mutual funds and other accounts managed by the Advisor. Distributions from Supplementary Trust are reflected as affiliated interest income. Amounts relating to those investments at December 31, 2006 and for the period ended are summarized as follows:
					% of
					net
Fund	Purchases	Sales proceeds	Interest	Value	assets

UBS Supplementary Trust — U.S. Cash Management Prime Fund	$5,088,107	$7,889,359	$468	$3,199,150	2.31%

For more information regarding the Fund’s other significant policies, please refer to the Fund’s Annual report dated September 30, 2006.

Industry diversification (unaudited)
As a percentage of net assets
As of December 31, 2006

Bonds
US bonds
US corporate bonds
Aerospace & defense	0.71%
Auto components	0.49
Automobiles	0.73
Beverages	0.26
Capital markets	3.18
Chemicals	0.61
Commercial banks	5.49
Commercial services & supplies	0.21
Construction materials	0.51
Consumer finance	8.28
Diversified financial services	6.26
Diversified telecommunication services	5.39
Electric utilities	1.25
Energy equipment & services	0.22
Food & staples retailing	1.03
Food products	0.55
Health care providers & services	0.75
Household durables	0.75
Insurance	0.63
Media	2.12
Multiline retail	0.25
Multi-utilities & unregulated power	2.48
Oil & gas	3.34
Paper & forest products	0.50
Pharmaceuticals	3.54
Real estate	1.14
Road & rail	2.06
Thrifts & mortgage finance	2.38
Wireless telecommunication services	0.89

Total US corporate bonds	56.00

Asset-backed securities	3.57
Mortgage & agency debt securities	10.11
Municipal notes and bonds	3.61
US government obligations	17.07

Total US bonds	90.36

International bonds
International corporate bonds
Aerospace & defense	0.72
Beverages	0.49
Commercial banks	0.68
Diversified financial services	1.78
Diversified telecommunication services	1.04
Energy equipment & services	0.72
Oil & gas	0.25
Road & rail	0.23

Total international corporate bonds	5.91
Sovereign/supranational bond	0.35

Total international bonds	6.26

Total bonds	96.62
Short-term investment	2.31

Total investments	98.93
Cash and other assets, less liabilities	1.07

Net assets	100.00%

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 1, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer & Principal Accounting Officer

Date:	March 1, 2007